Income Taxes - Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 44,088	$ 50,510	$ 63,001
Additions based on tax positions related to current year	11,154	6,157	6,508
Reductions based on tax positions related to current year	0	0	0
Additions based on tax positions related to prior years	2,556	147	241
Reductions based on tax positions related to prior years	(5,461)	(8,201)	(13,294)
(Reductions) additions due to settlements with taxing authorities		(258)	930
Reductions due to statute of limitations lapse	(3,492)	(4,267)	(6,876)
Balance at end of year	$ 48,845	$ 44,088	$ 50,510